SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

                                   --------

                          Deutsche Short Duration Fund




Effective on or about March 1, 2017, the following information replaces the existing disclosure contained under the "Portfolio Manager(s)" sub-heading of the "MANAGEMENT" section of the fund's summary prospectus.


GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.


RICK SMITH, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2016.


DARWEI KUNG, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2011.


Effective on or about March 1, 2017, the following information replaces the existing disclosure contained under the "MANAGEMENT" heading of the "FUND DETAILS" section of the fund's prospectus.

GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2006.
o Joined Deutsche Asset Management in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

o Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

o  Head of US High Yield Bonds: New York.

o BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.



RICK SMITH, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2016.
o Joined Deutsche Asset Management in 2004 with 21 years of industry experience. Prior to joining, he served 11 years as a Fixed Income Investment Grade Portfolio Manager at MFS Investments. Previously, he worked as a Research Analyst at Salomon Brothers.

o  Senior Portfolio Manager: New York.

o  BA in Economics, Vassar College; MBA in Finance, Vanderbilt University.


DARWEI KUNG, DIRECTOR. Portfolio Manager of the fund. Began managing the fund in 2011.
o Joined Deutsche Asset Management in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001-2004.

o  Portfolio Manager: New York.

o BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.


               Please Retain This Supplement for Future Reference


February 16, 2017
PROSTKR-791

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